Financial Instruments - Schedule of Transactions in Derivative Financial Instruments (Details) € in Thousands, $ in Thousands	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 USD ($) [1]	Dec. 31, 2024 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under current assets	€ 638	$ 748	€ 146
Derivatives presented under non-current assets	14,923	17,504	15,974
Derivatives presented under current liabilities	(41)	(48)	(1,875)
Derivatives presented under non-current liabilities	(171)	$ (201)	(288)
Forward Contract [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under current assets	442
Derivatives presented under current liabilities			(1)
Swap Contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under current assets	98		146
Derivatives presented under non-current assets	760		716
Derivatives presented under current liabilities	(41)		(43)
Derivatives presented under non-current liabilities	(171)		(288)
Financial Power Swap [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under current assets	98
Derivatives presented under non-current assets	14,163		15,258
Derivatives presented under current liabilities			€ (1,831)

[1]	Convenience translation into US$ (exchange rate as at June 30, 2025: EUR 1 = US$ 1.173)